RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 14, 2022	Sep. 17, 2021	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 30, 2023	Dec. 31, 2022	Jun. 30, 2024	Jul. 28, 2023	Apr. 06, 2023	Aug. 11, 2021
Related Party Transaction [Line Items]
Due to related party									$ 107,361
Golden Star Acquisition Corporation [Member]
Related Party Transaction [Line Items]
Aggregate value of shares				3,070,000
Number of shares forfeiture								$ 225,000
Administrative services					$ 10,000	$ 10,000
Service fee							$ 79,032
Cash in escrow					0	(0)		37,423			$ 181,573
Borrowed an aggregate amount					928,204	0		300,000
Due from related party								2,300
Operating Expenses					850,992	328,821
Due to relatedParties						328,821		$ 0
Administrative service fee			$ 49,032		90,000
Service fee					$ 169,032	79,032
Golden Star Acquisition Corporation [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Surrendered shares	1,150,000
Principal amount										$ 500,000		$ 500,000
Operating Expenses						$ 276,026
Founder Shares [Member] | Golden Star Acquisition Corporation [Member]
Related Party Transaction [Line Items]
Shares issued		2,875,000						1,725,000
Stockholders [Member] | Golden Star Acquisition Corporation [Member]
Related Party Transaction [Line Items]
Aggregate value of shares		$ 25,000
Feng Xie [Member]
Related Party Transaction [Line Items]
Due to related party				$ 0					$ 107,361